COMMITMENTS AND CONTINGENT LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Commitments and Contingent Liability [Abstract]
Grants recognized	$ 200
The maximum repayment percentage of grants received from the Office of the Chief Scientist that the company must pay if manufacturing activities are performed outside of Israel	300.00%
The maximum repayment percentage of grants received from the Office of the Chief Scientist that the company must pay if manufacturing activities are performed within Israel	150.00%
Approximate amount of royalty commitment	$ 18,000